UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

SanJac Alpha Core Plus Bond ETF
SJCP (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the period of  September 10, 2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https://sanjacalpha.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM SEPTEMBER 10, 2024 TO NOVEMBER 30, 2024?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
SanJac Alpha Core Plus Bond ETF	$15*	0.65%
*	Amount shown reflects the expenses of the Fund from September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$501,969
Number of Holdings	8
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Top Issuers	(% of Net Assets)
United States Treasury Bill	39.6%
United States Treasury Note/Bond	35.7%
Chimera Investment Corp.	10.0%
PennyMac Mortgage Investment Trust	8.8%
MFA Financial, Inc.	5.0%

Sectors*	(% of Net Assets)
U.S. Treasury Securities	35.7%
Real Estate Investment Trusts	23.8%
Cash & Other	40.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information (if applicable), scan the QR code above or visit https://sanjacalpha.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SanJac Alpha Core Plus Bond ETF	PAGE 1	TSR-SAR-56170L687

SanJac Alpha Low Duration ETF
SJLD (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the period of  September 10, 2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https://sanjacalpha.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM SEPTEMBER 10, 2024 TO NOVEMBER 30, 2024?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
SanJac Alpha Low Duration ETF	$8*	0.35%
*	Amount shown reflects the expenses of the Fund from September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$503,793
Number of Holdings	4
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Top Issuers	(% of Net Assets)
United States Treasury Bill	78.4%
United States Treasury Note/Bond	19.7%

Sectors*	(% of Net Assets)
U.S. Treasury Securities	19.7%
Cash & Other	80.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information (if applicable), scan the QR code above or visit https://sanjacalpha.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SanJac Alpha Low Duration ETF	PAGE 1	TSR-SAR-56170L679

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SanJac Alpha ETFs
SanJac Alpha Core Plus Bond ETF
SanJac Alpha Low Duration ETF
Core Financial Statements
November 30, 2024 (Unaudited)

SanJac Alpha Core Plus Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 35.7%
United States Treasury Note/Bond
4.38%, 07/31/2026	$60,000	$60,138
3.75%, 08/15/2027	120,000	118,853
TOTAL U.S. TREASURY SECURITIES (Cost $181,218)		178,991
	Shares
REAL ESTATE INVESTMENT TRUSTS - 23.8%
Chimera Investment Corp. Series B	1,000	25,230
Chimera Investment Corp.	1,000	25,050
MFA Financial, Inc.	1,000	25,220
PennyMac Mortgage Investment Trust	1,800	44,154
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $120,730)		119,654
	Par
SHORT-TERM INVESTMENTS - 39.5%
U.S. Treasury Bills - 39.5%
4.72%, 01/16/2025(a)	$100,000	99,444
4.67%, 02/13/2025(a)	100,000	99,112
TOTAL SHORT-TERM INVESTMENTS (Cost $198,467)		198,556
TOTAL INVESTMENTS - 99.0% (Cost $500,415)		$497,201
Money Market Deposit Account - 0.4%(b)		1,918
Other Assets in Excess of Liabilities - 0.6%		2,850
TOTAL NET ASSETS - 100.0%		$501,969

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized effective yield as of November 30, 2024.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2024 was 4.38%.

The accompanying notes are an integral part of these financial statements.

1

SanJac Alpha Low Duration ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 19.7%
United States Treasury Note/Bond, 3.63%, 05/15/2026	$100,000	$99,130
TOTAL U.S. TREASURY SECURITIES (Cost $99,875)		99,130
SHORT-TERM INVESTMENTS - 78.4%
U.S. Treasury Bills - 78.4%
4.88%, 12/31/2024(a)	150,000	149,453
4.68%, 02/13/2025(a)	150,000	148,668
4.04%, 09/04/2025(a)	100,000	96,802
TOTAL SHORT-TERM INVESTMENTS (Cost $394,996)		394,923
TOTAL INVESTMENTS - 98.1% (Cost $494,871)		$494,053
Money Market Deposit Account - 1.9%(b)		9,692
Other Assets in Excess of Liabilities - 0.0%(c)		48
TOTAL NET ASSETS - 100.0%		$503,793

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized effective yield as of November 30, 2024.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2024 was 4.38%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

SanJac Alpha ETFs
Statements of Assets and Liabilities
at November 30, 2024 (Unaudited)

	SanJac Alpha Core Plus Bond ETF	SanJac Alpha Low Duration ETF
ASSETS:
Investments, at value	$497,201	$494,053
Cash - interest bearing deposit account	1,918	9,692
Interest receivable	2,203	193
Dividends receivable	914	—
Total assets	502,236	503,938
LIABILITIES:
Payable to advisor	267	145
Total liabilities	267	145
NET ASSETS	$501,969	$503,793
Net Assets Consists of:
Paid-in capital	$500,000	$500,000
Total distributable earnings	1,969	3,793
Total net assets	$501,969	$503,793
Net assets	$501,969	$503,793
Shares issued and outstanding	20,000	20,000
Net asset value per share	$25.10	$25.19
COST:
Investments, at cost	$500,415	$494,871

The accompanying notes are an integral part of these financial statements.

3

SanJac Alpha ETFs
Statements of Operations
For the Period Ended November 30, 2024 (Unaudited)

	SanJac Alpha Core Plus Bond ETF(a)	SanJac Alpha Low Duration ETF(a)
INVESTMENT INCOME:
Dividend income	$2,039	$—
Interest income	3,866	5,001
Total investment income	5,905	5,001
EXPENSES:
Investment advisory fee (Note 4)	723	390
Total expenses	723	390
Net investment income	5,182	4,611
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net change in unrealized depreciation on:
Investments	(3,213)	(818)
Net realized and unrealized loss on investments	(3,213)	(818)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,969	$3,793

(a)	The Fund commenced operations on September 10, 2024.
The accompanying notes are an integral part of these financial statements.

4

SanJac Alpha ETFs
Statements of Changes in Net Assets
For the Period ended November 30, 2024 (Unaudited)

	SanJac Alpha Core Plus Bond ETF(a)	SanJac Alpha Low Duration ETF(a)
OPERATIONS:
Net investment income	$5,182	$4,611
Net change in unrealized depreciation	(3,213)	(818)
Net increase in net assets from operations	1,969	3,793
CAPITAL TRANSACTIONS:
Subscriptions	500,000	500,000
Net increase in net assets from capital transactions	500,000	500,000
NET INCREASE IN NET ASSETS	501,969	503,793
NET ASSETS:
Beginning of period	—	—
End of period	$501,969	$503,793
SHARES TRANSACTIONS
Subscriptions	20,000	20,000
Total increase in shares outstanding	20,000	20,000

(a)	The Fund commenced operations on September 10, 2024.
The accompanying notes are an integral part of these financial statements.

5

SanJac Alpha Core Plus Bond ETF
FINANCIAL HIGHLIGHTS

September 10, 2024(a) through November 30, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.26
Net realized and unrealized loss on investments	(0.16)
Total from investment operations	25.10
Net asset value, end of period	$25.10
Total return(c)	0.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$502
Ratio of expenses to average net assets(d)	0.65%
Ratio of net investment income to average net assets(d)	4.66%
Portfolio turnover rate(c)(e)	0%

(a)	Commencement of operations was September 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

SANJAC ALPHA LOW DURATION ETF
FINANCIAL HIGHLIGHTS

September 10, 2024(a) through November 30, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized gain on investments	(0.04)
Total from investment operations	25.19
Net asset value, end of period	$25.19
Total return(c)	0.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$504
Ratio of expenses to average net assets(d)	0.35%
Ratio of net investment income to average net assets(d)	4.14%
Portfolio turnover rate(c)(e)	0%

(a)	Commencement of operations was September 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

SanJac Alpha ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The SanJac Alpha Core Plus Bond ETF (the “Core Plus Bond ETF”) and the SanJac Alpha Low Duration ETF (the “Low Duration ETF”) (each a “Fund,” and collectively, the “Funds”) are series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. Each Fund is classified as a non-diversified open-end investment management company under the 1940 Act. Each Fund commenced operations on September 10, 2024. SanJac Alpha LP (the “Advisor”) serves as the investment advisor to the Funds. The Low Duration ETF seeks current income consistent with preservation of capital and daily liquidity. The Core Plus Bond ETF seeks current income and total returns consistent with limited volatility and the preservation of capital.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liabilities for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Core Plus Bond ETF invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Core Plus Bond ETF’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported. Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, typically quarterly, and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP (Generally Accepted Accounting Principles). To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

8

SanJac Alpha ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of November 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

9

SanJac Alpha ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Funds calculate their net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Funds calculate their NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of November 30, 2024:
SanJac Alpha Core Plus Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$178,991	$ —	$178,991
Real Estate Investment Trusts	119,654	—	—	119,654
U.S. Treasury Bills	—	198,556	—	198,556
Total Investments	$119,654	$377,547	$—	$497,201

10

SanJac Alpha ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
SanJac Alpha Low Duration ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$ —	$99,130	$ —	$99,130
U.S. Treasury Bills	—	394,923	—	394,923
Total Investments	$—	$494,053	$—	$494,053

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended November 30, 2024, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of the Core Plus Bond ETF and 0.35% of the average daily net assets of the Low Duration ETF. For the period September 10, 2024 through November 30, 2024, the Funds incurred $723 and $390 in advisory fees for the Core Plus Bond ETF and Low Duration ETF, respectively.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Funds except for taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter. Shares of the Funds (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended November 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
SanJac Alpha Core Plus Bond ETF	$120,730	$—
SanJac Alpha Low Duration ETF	$—	$ —

11

SanJac Alpha ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
Purchases and sales of long-term U.S. Government Securities were as follows:

	Purchases	Sales
SanJac Alpha Core Plus Bond ETF	$181,313	$—
SanJac Alpha Low Duration ETF	$99,875	$ —

NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS
The Funds offer and issue Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 7 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

12

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
FOR SANJAC ALPHA LOW DURATION ETF AND
SANJAC ALPHA CORE PLUS BOND ETF
The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on May 14, 2024, to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SanJac Alpha Low Duration ETF and SanJac Alpha Core Plus Bond ETF (each a “Fund” and together the “Funds”), each a new series of the Trust, and the Funds’ investment advisor, SanJac Alpha LP (“SanJac”).
In conjunction with the meeting and a prior meeting held on February 27, 2024, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, information relating to the experience of the SanJac team, as well as the proposed management fee and expense ratio of each Fund, due diligence materials relating to SanJac, including the current Form ADV, and other pertinent information. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided.
Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1.	Nature, Extent and Quality of Services Provided to the Funds
The Trustees considered the nature, extent and quality of services that would be provided by SanJac to each Fund. The Board considered the services to be provided by SanJac, including portfolio management, research, trading, compliance monitoring, marketing, distribution and ETF-related services. The Trustees considered the responsibilities of SanJac in the management of the Funds, as well as the qualifications, experience and responsibilities of key personnel at SanJac who would be involved in the day-to-day activities of the Funds, including Messrs. Andrew Wells and Andrey Vladyko, who would serve as the portfolio managers of the Funds. The Trustees noted that SanJac is a recently formed investment advisor that does not have a performance track record for similar strategies as the Funds, but that the Funds’ proposed portfolio managers and other key personnel at SanJac have significant investment industry experience.
The Trustees reviewed the information provided by SanJac in response to the due diligence questionnaire and other information provided by SanJac. The Trustees noted that they had met with personnel of SanJac at the Board meeting held in February 2024 to discuss SanJac’s business and operations as well as matters related to the launch of the Funds. The Board also considered SanJac’s compliance program and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of SanJac’s compliance program. The Trustees concluded that SanJac had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by SanJac to each Fund were satisfactory.
2.	Investment Performance of the Advisor
In assessing the management services to be provided by SanJac, the Trustees reviewed the portfolio management experience of Messrs. Wells and Vladyko, who would serve as the portfolio managers of the Funds. The Trustees noted that SanJac is a new firm and does not manage any accounts in strategies similar to the Funds, and therefore did not consider the past investment performance of SanJac as part of their deliberations. The Trustees determined that the portfolio managers have sufficient investment management experience to oversee the Funds.
3.	Costs of Services Provided and Profits Realized by the Advisor
The Trustees considered the cost of services and the proposed management fees to be paid to SanJac by the Funds. The Trustees noted that SanJac proposed a unified management fee for its services, similar to other exchange-traded funds, pursuant to which SanJac will pay all expenses of each Fund except for taxes, brokerage commissions, extraordinary expenses, other excluded expenses and the unified management fee payable to SanJac. The Trustees considered the cost structure of each Fund relative to a peer group of funds with comparable strategies, as compiled by Barrington Partners, a third-party analytics firm (the “Barrington Peer Group”). The Board considered that each Fund’s proposed management fee was above the Barrington Peer Group average. The Trustees considered SanJac’s financial

13

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
FOR SANJAC ALPHA LOW DURATION ETF AND
SANJAC ALPHA CORE PLUS BOND ETF(Continued)
condition, noting the resources available from SanJac’s majority owner. The Trustees noted that SanJac did not expect to generate profits under the Investment Advisory Agreement during each Fund’s initial year of operations.
The Trustees concluded the Funds’ expenses and the management fee to be paid to SanJac under the Advisory Agreement were fair and reasonable in light of the quality of services to be provided to each Fund. The Trustees further concluded that SanJac had sufficient financial resources to support its services to the Funds.
4.	Extent of Economies of Scale as the Funds Grow
The Trustees did not consider economies of scale to be a material factor given that the Funds had not yet commenced operations.
5.	Benefits to be Derived from the Relationship with the Funds
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by SanJac from its association with the Funds to be material factors.
Conclusion
In considering the SanJac Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year term as being in the best interests of the Funds and their shareholders.

14

SanJac Alpha ETFs
ADDITIONAL INFORMATION
at November 30, 2024 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Included above.

15

Item 7(b). Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date	February 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date	February 3, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/
Principal Financial Officer

Date	February 3, 2025

* Print the name and title of each signing officer under his or her signature.